Share-based compensation - Narrative (Details) € in Millions, Share_Award in Millions		1 Months Ended										12 Months Ended
	Jan. 17, 2021 shares	Dec. 31, 2023 shares	Oct. 31, 2023 Share_Award shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares	Sep. 30, 2022 shares	Jul. 31, 2022 shares	Dec. 31, 2021 shares tranche	Oct. 31, 2021 shares	Sep. 30, 2021 shares	Jun. 30, 2021 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	May 31, 2021	Mar. 31, 2021
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												3,419,898	5,186,760	4,499,970
Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												2,903,808	3,803,956	2,934,454
Performance Share Units Synergies (PSU AOI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												3,795,870
Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												2,861,143	950,986	733,498
Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												56,890	3,803,956	2,934,454
Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												14,225	950,992	733,729
Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	24,300,000
Performance Share Units and Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Convertible securities conversion ratio															1.0216283	1.0670166
Expense from share-based payment transactions with employees | €												€ 189	€ 170	€ 201
Performance Restricted Share Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)												417,386
2023-2025 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			400,000	8,400,000
2023-2025 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			500,000	2,200,000
2023-2025 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria												30.00%
Requisite service period		3 years
2023-2025 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2023-2025 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		200.00%
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria		40.00%
Requisite service period		3 years
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI) [Member] | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2023-2025 LTIP | Performance Share Units Synergies (PSU AOI) [Member] | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		200.00%
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)		9,400,000
Percent of units subject to certain criteria												30.00%
Requisite service period		3 years
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		0.00%
2023-2025 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		100.00%
2023-2025 LTIP | Performance Restricted Share Units (PRSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | Share_Award			0.4
2023-2025 LTIP | Performance Restricted Share Units (PRSU) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		25.00%
2023-2025 LTIP | Performance Restricted Share Units (PRSU) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent		125.00%
2022-2024 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					600,000		8,800,000
2022-2024 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					600,000	4,300,000
2022-2024 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria					40.00%
Requisite service period					3 years
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2022-2024 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					200.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					9,400,000
Percent of units subject to certain criteria					10.00%
Requisite service period					3 years
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2022-2024 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					100.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria					40.00%
Requisite service period					3 years
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					0.00%
2022-2024 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent					100.00%
2022-2024 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria					10.00%
2021-2023 LTIP | Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)										1,300,000	6,000,000
2021-2023 LTIP | Performance Share Units | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)											1,000,000
2021-2023 LTIP | Performance Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)													100,000
2021-2023 LTIP | Performance Share Units | Minimum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											0.00%
2021-2023 LTIP | Performance Share Units | Maximum | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent											200.00%
2021-2023 LTIP | Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)									1,000,000		2,700,000
2021-2023 LTIP | Restricted Share Units | Key employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)													300,000	800,000
2021-2023 LTIP | Performance Share Units TSR (PSU TSR)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria														40.00%
Requisite service period								3 years
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units TSR (PSU TSR) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								200.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								7,300,000
Percent of units subject to certain criteria								10.00%
Requisite service period								3 years
Number of tranches, vesting | tranche								1
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units Electrification (PSU Electrification) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria								40.00%
Requisite service period								3 years
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units Synergies (PSU Synergies) | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%
2021-2023 LTIP | Performance Share Units Compliance (PSU Compliance)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of units subject to certain criteria								10.00%
2021-2023 LTIP | Performance Share Units, Special Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)								400,000
Requisite service period								2 years
2021-2023 LTIP | Performance Share Units, Special Award | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								0.00%
2021-2023 LTIP | Performance Share Units, Special Award | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payout scale percent								100.00%
2019 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,300,000
2019 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	300,000
2020 Performance Share Plan | Replacement Stellantis RSU awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	4,600,000
2020 Performance Share Plan | Replacement Stellantis RSU awards, after distribution of Faurecia shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	300,000